Other current assets (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Other current assets.
Other current assets	€ 1,576	€ 1,284
Increase in other current assets	292,000
Prepaid transaction costs	€ 250,000